Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows From Operating Activities:
Net (Loss)	$ (2,975,904)	$ (3,256,020)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	158,128	106,794
Foreign Exchange	0	(374)
Stock issued for services	12,000	0
Accounts receivable	(1,321,173)	(118,482)
Inventory	(4,201,955)	(1,221,112)
Prepaid expenses	251,391	247,977
Accounts Payable & accrued expenses	2,229,074	(587,973)
Earn-out payable	(2,547,831)	(172,076)
Income tax payable	(727,628)	(1,084,169)
Net Cash Flows (Used In) Operating Activities	(9,123,898)	(6,085,435)
Cash Flows From Investing Activities:
Reduction in right-of-use asset	92,231	97,498
Purchase of intangible assets	(327,088)	(19,804)
Purchase of equipment	(1,554,455)	(464,614)
Net Cash Flows (Used In) Investing Activities	(1,789,312)	(386,920)
Cash Flows From Financing Activities:
Proceeds from public offering net (common stock)	8,522,411	4,089,218
Exercise of warrants	1,940,610	1,156
Purchase of treasury stock	(3,139,651)	(541,143)
Lease liability	(87,852)	(93,125)
Net Cash Flows Provided by Financing Activities	7,235,518	3,456,106
Cash and Cash Equivalents at Beginning of Period	16,292,347	21,826,437
Net increase (decrease) in cash and cash equivalents	(3,677,692)	(3,016,249)
Foreign currency translation adjustment	(408,000)	35,952
Cash and Cash Equivalents at End of Period	12,206,655	18,846,140
Supplementary Disclosure of Cash Flow Information:
Cash paid for income taxes	956,012	0
Stock issued for services	$ 12,000	$ 0